Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Customer Revenue by Classes of Similar Products or Services

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2014	2013	2012

Services
Systems integration and consulting	$942.8	$956.9	$1,079.3
Outsourcing	1,412.7	1,428.7	1,475.5
Infrastructure services	347.4	428.1	442.4

Core maintenance	184.8	182.4	195.2
	2,887.7	2,996.1	3,192.4
Technology
Enterprise-class software and servers	429.0	402.7	480.3
Other technology	39.7	57.7	33.7
	468.7	460.4	514.0
Total	$3,356.4	$3,456.5	$3,706.4

Reconciliation of Segment Operating Income to Consolidated Income Before Income Taxes

Presented below is a reconciliation of segment operating income to consolidated income before income taxes:

Year ended December 31 (millions)	2014	2013	2012
Total segment operating income	$233.6	$309.6	$414.3
Interest expense	(9.2)	(9.9)	(27.5)
Other income (expense), net	(.2)	9.8	(37.6)
Corporate and eliminations	(78.7)	(90.1)	(95.1)
Total income before income taxes	$145.5	$219.4	$254.1

Reconciliation of Total Business Segment Assets to Consolidated Assets

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2014	2013	2012
Total segment assets	$1,533.8	$1,530.5	$1,469.1
Cash and cash equivalents	494.3	639.8	655.6
Deferred income taxes	171.0	136.4	184.3
Prepaid postretirement assets	19.9	83.7	3.3
Other corporate assets	129.7	119.6	108.1
Total assets	$2,348.7	$2,510.0	$2,420.4

Summary of Operations by Business Segment

A summary of the company’s operations by business segment for 2014, 2013 and 2012 is presented below:

(millions)	Total	Corporate	Services	Technology
2014
Customer revenue	$3,356.4		$2,887.7	$468.7
Intersegment		$(112.3)	.4	111.9
Total revenue	$3,356.4	$(112.3)	$2,888.1	$580.6
Operating income	$154.9	$(78.7)	$122.7	$110.9
Depreciation and amortization	168.6		103.2	65.4
Total assets	2,348.7	814.9	1,099.2	434.6
Capital expenditures	212.8	4.9	133.8	74.1

2013
Customer revenue	$3,456.5		$2,996.1	$460.4
Intersegment		$(122.5)	1.7	120.8
Total revenue	$3,456.5	$(122.5)	$2,997.8	$581.2
Operating income	$219.5	$(90.1)	$186.7	$122.9
Depreciation and amortization	159.6		91.8	67.8
Total assets	2,510.0	979.5	1,126.7	403.8
Capital expenditures	151.4	2.9	78.8	69.7

2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

Revenue, Properties and Outsourcing Assets Geographic Segment

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2014	2013	2012
Revenue
United States	$1,378.1	$1,370.6	$1,455.0
United Kingdom	435.4	414.0	496.9
Other foreign	1,542.9	1,671.9	1,754.5
Total	$3,356.4	$3,456.5	$3,706.4
Properties, net
United States	$111.9	$112.4	$112.7
United Kingdom	22.0	24.7	23.1
Other foreign	34.8	37.6	40.6
Total	$168.7	$174.7	$176.4
Outsourcing assets, net
United States	$99.7	$56.2	$67.1
United Kingdom	25.8	28.1	30.3
Other foreign	25.4	31.2	28.9
Total	$150.9	$115.5	$126.3